United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carl A. Anderson
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Carl A. Anderson, New Haven, CT


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 155

Form 13F Information Value Total (thousands): 635063



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

                                                VALUE  SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000)PRN AMT PRN CALL DISCRETION      MANAGERS SOLE     SHARED      NONE
----------------------------------------------------------------------  ----- -----------------------------------------------
AMR Corp.                        COMM          001765106    1672   24500         SOLE              24500
AT&T Corp                        COMM          001957109    8216  147200         SOLE              147200
Abbott Laboratories              COMM          002824100    2831   62400         SOLE              62400
Albertson's Inc.                 COMM          013104104    3713   72009         SOLE              72009
Alcan Aluminum, Ltd.             COMM          013716105      47    1000         SOLE              1000
Alcoa Inc.                       COMM          013817101    1299   21000         SOLE              21000
AlliedSignal Inc                 COMM          019512102    6199   98400         SOLE              98400
Allstate Corp                    COMM          020002101    4612  128560         SOLE              128560
America Online, Inc.             COMM          02364J104    3086   28050         SOLE              28050
American Express                 COMM          025816109    1757   13500         SOLE              13500
American General Corp            COMM          026351106    3143   41700         SOLE              41700
American International Group     COMM          026874107    8319   70950         SOLE              70950
Ameritech Corp.                  COMM          030954101    5505   74900         SOLE              74900
Anheuser-Busch Cos Inc           COMM          035229103    3547   50000         SOLE              50000
Apollo Group, Inc. - Class A     COMM          037604105      72    2700         SOLE              2700
Applied Materials, Inc.          COMM          038222105    2179   29500         SOLE              29500
Archer-Daniels-Midland Co        COMM          039483102    2686  173975         SOLE              173975
Associates First Capital-A       COMM          046008108    6804  154204         SOLE              154204
AutoZone                         COMM          053332102    2937   97500         SOLE              97500
Automatic Data Processing        COMM          053015103    4994  113500         SOLE              113500
BCE, Inc.                        COMM          05534B109      65     900         SOLE              900
BP Amoco PLC ADR                 COMM          055622104    6493   59842         SOLE              59842
Baker-Hughes Inc                 COMM          057224107    2127   63500         SOLE              63500
Banc One Corp. New               COMM          06423A103    5208   87440         SOLE              87440
Bank Of Montreal                 COMM          063671101      54    1000         SOLE              1000
BankAmerica Corp.                COMM          060505104    5950   81161         SOLE              81161
Bell Atlantic Corp               COMM          077853109    7340  112276         SOLE              112276
BellSouth Corp.                  COMM          079860102    2906   63000         SOLE              63000
Boeing Co.                       COMM          097023105    3704   84184         SOLE              84184
Boston Scientific Corp.          COMM          101137107    2790   63500         SOLE              63500
Broadcom Corp. - Class A         COMM          111320107     578    4000         SOLE              4000
Burlington Northern Santa Fe     COMM          12189T104    1349   43500         SOLE              43500
Campbell Soup Co                 COMM          134429109    1809   39000         SOLE              39000
Canadian Pacific Ltd.            COMM          135923100      35    1000         SOLE              1000
Caterpillar Tractor              COMM          149123101     444    7400         SOLE              7400
Chase Manhattan Corp.            COMM          16161A108    9602  111000         SOLE              111000
Chevron Corp                     COMM          166751107    2253   23700         SOLE              23700
Chubb Corp.                      COMM          171232101    4219   60700         SOLE              60700
Cincinnati Bell Inc              COMM          171870108    3180  127500         SOLE              127500
Cisco Sytems, Inc.               COMM          17275R102   12906  200100         SOLE              200100
Citigroup Inc.                   COMM          172967101    4916  103500         SOLE              103500
Clorox Co.                       COMM          189054109    3311   31000         SOLE              31000
Coca-Cola Co                     COMM          191216100   16411  264700         SOLE              264700
Colgate Palmolive Co.            COMM          194162103    3674   37300         SOLE              37300
Compaq Computer                  COMM          204493100    4915  207500         SOLE              207500
Conexant Systems, Inc.           COMM          207142100    1684   29000         SOLE              29000
Conoco Inc.                      COMM          208251306      70    2500         SOLE              2500
Consolidated Natural Gas Co      COMM          209615103    3767   62000         SOLE              62000
Constellation Energy Group Inc   COMM          210371100    3232  109100         SOLE              109100
Convergys Corp.                  COMM          212485106    3003  155000         SOLE              155000
Danielson Holding Corp           COMM          236274106     690  119937         SOLE              119937
Deere & Co                       COMM          244199105    3458   88250         SOLE              88250
Delphi Automotive Systems        COMM          247126105     896   48413         SOLE              48413
Dollar General Corp.             COMM          256669102     433   14937         SOLE              14937
Dow Chemical Co.                 COMM          260543103    1827   14400         SOLE              14400
Du Pont (E.I.) De Nemours & Co   COMM          263534109    7385  108100         SOLE              108100
EMC Corp.                        COMM          268648102     858   15600         SOLE              15600
Eastman Kodak Co                 COMM          277461109    2337   34500         SOLE              34500
El Paso Energy Corp.             COMM          283905107    1002   28464         SOLE              28464
Electronic Data Systems          COMM          285661104    5068   89500         SOLE              89500
Emerson Electric Co              COMM          291011104    4997   79400         SOLE              79400
Engelhard Corp                   COMM          292845104    2568  113500         SOLE              113500
Exxon Corp                       COMM          302290101   10026  130000         SOLE              130000
FDX Corp.                        COMM          31304N107    1118   20600         SOLE              20600
Federal Home Loan Mtg Corp       COMM          313400301    4913   84700         SOLE              84700
Federal National Mortgage Assn   COMM          313586109    3140   46000         SOLE              46000
First Data Corporation           COMM          319963104    6068  124000         SOLE              124000
First Union Corp.                COMM          337358105    3558   75500         SOLE              75500
Fleet Financial Group            COMM          338915101    4282   96500         SOLE              96500
Fluor Corp                       COMM          343861100    1357   33500         SOLE              33500
Ford Motor Co.                   COMM          345370100    6816  120763         SOLE              120763
Fortune Brands, Inc.             COMM          349631101    2255   54500         SOLE              54500
Frontier Corp.                   COMM          35906P105    2052   35000         SOLE              35000
GTE Corp                         COMM          362320103    4794   63500         SOLE              63500
Gannett Company Inc              COMM          364730101    4304   60300         SOLE              60300
General Electric Co              COMM          369604103   28696  253950         SOLE              253950
General Motors Corp.             COMM          370442105    2211   33500         SOLE              33500
General Motors Corp.             COMM          370442832    2647   47000         SOLE              47000
Gillette Co                      COMM          375766102    5949  145100         SOLE              145100
Guidant Corp.                    COMM          401698105     920   18000         SOLE              18000
HSB Group, Inc.                  COMM          40428N109     989   24000         SOLE              24000
Harris Corp.                     COMM          413875105    1528   39000         SOLE              39000
Hartford Finl Svcs Group, Inc.   COMM          416515104    2449   42000         SOLE              42000
Hartford Life - Class A          COMM          416592103    3026   57500         SOLE              57500
Heinz (H.J.) Co                  COMM          423074103    1617   32250         SOLE              32250
Hertz Corp.                      COMM          428040109    1860   30000         SOLE              30000
Hewlett-Packard Co               COMM          428236103    8965   89200         SOLE              89200
IBM Corp.                        COMM          459200101   11710   90600         SOLE              90600
Imperial Oil Ltd.                COMM          453038408      56    2000         SOLE              2000
Intel Corp                       COMM          458140100   15095  253700         SOLE              253700
Johnson Controls Inc             COMM          478366107    3812   55000         SOLE              55000
Kimberly Clark Corp.             COMM          494368103    3336   58520         SOLE              58520
Kimco Realty Corp.               COMM          49446R109    2325   58500         SOLE              58500
Lilly (Eli) & Co                 COMM          532457108    7284  101700         SOLE              101700
Lowes Companies, Inc.            COMM          548661107    5442   96000         SOLE              96000
Lucent Technologies Inc.         COMM          549463107    8389  124400         SOLE              124400
MCI Worldcom Inc.                COMM          55268B106    7481   86921         SOLE              86921
Mallinckrodt Group Inc.          COMM          561232109    1819   50000         SOLE              50000
Marsh & McLennan Companies       COMM          571748102    2649   35000         SOLE              35000
May Department Stores Co         COMM          577778103    1104   27000         SOLE              27000
Maytag Corp.                     COMM          578592107    1396   20000         SOLE              20000
McDonalds Corp                   COMM          580135101    6095  148200         SOLE              148200
Mcgraw-Hill Companies            COMM          580645109    1904   35300         SOLE              35300
Mediaone Group, Inc.             COMM          58440J104     818   11000         SOLE              11000
Medtronic, Inc.                  COMM          585055106    4392   56400         SOLE              56400
Merck & Co                       COMM          589331107   20468  278000         SOLE              278000
Meritor Automotive Inc           COMM          59000G100    1326   52000         SOLE              52000
Microsoft Corporation            COMM          594918104   20806  230700         SOLE              230700
Microsoft Corporation            CONV. PFD.    594918203      80     800         SOLE              800
Minnesota Mining & Mfg Co        COMM          604059105    2695   31000         SOLE              31000
Mobil Corp                       COMM          607059102    6685   67700         SOLE              67700
Morgan (J.P.) & Co               COMM          616880100    3723   26500         SOLE              26500
Morgan Stanley Dean Witter Dis   COMM          617446448    5665   55202         SOLE              55202
Motorola Inc.                    COMM          620076109    3250   34300         SOLE              34300
Nabors Industries                COMM          629568106    1097   45000         SOLE              45000
Network Appliance, Inc.          COMM          64120L104     224    4000         SOLE              4000
News Corp Ltd Ads                COMM          652487703     763   21600         SOLE              21600
News Corp Ltd Ads                CONV. PFD.    652487802     341   10800         SOLE              10800
Norfolk Southern Corp            COMM          655844108    1356   45000         SOLE              45000
Nortel Networks Corp             COMM          665815106      63     500         SOLE              500
Northeast Bancorp                COMM          663904100      58    6000         SOLE              6000
Pepsico Inc.                     COMM          713448108    7931  205000         SOLE              205000
Pfizer Inc                       COMM          717081103   17113  157000         SOLE              157000
Philip Morris Companies Inc      COMM          718154107    6510  162000         SOLE              162000
Procter & Gamble Co.             COMM          742718109   10621  119000         SOLE              119000
Public Service Enterprises Grp   COMM          744573106    2877   70500         SOLE              70500
R & B Falcon Corp.               COMM          74912E101    1289  137500         SOLE              137500
Raytheon Co.                     COMM          755111408    3299   46800         SOLE              46800
Rite Aid Corp                    COMM          767754104    2167   88000         SOLE              88000
Rockwell Internat'l Corp New     COMM          773903109    2460   40500         SOLE              40500
Royal Bank Of Canada             COMM          780087102      33     500         SOLE              500
Royal Dutch Petroleum -NY Reg    COMM          780257804    8405  139500         SOLE              139500
SBC Communications Inc           COMM          78387G103    8636  148900         SOLE              148900
Saks, Inc.                       COMM          79377W108    3638  126000         SOLE              126000
Sara Lee Corp                    COMM          803111103    4458  196500         SOLE              196500
Schering-Plough                  COMM          806605101    7891  150300         SOLE              150300
Schlumberger LTD                 COMM          806857108    3439   54000         SOLE              54000
Sears Roebuck & Co               COMM          812387108    3512   78800         SOLE              78800
SmithKline Beecham               COMM          832378301    3336   50500         SOLE              50500
Starwood Hotels & Resorts        COMM          85590A203    2445   80000         SOLE              80000
Sun Microsystems, Inc.           COMM          866810104     138    2000         SOLE              2000
Supervalu Inc                    COMM          868536103    4011  155000         SOLE              155000
Texaco Inc                       COMM          881694103    2994   48000         SOLE              48000
Toronto Dominion Bank            COMM          891160509      53     800         SOLE              800
Tricon Global Restaurants        COMM          895953107    1567   28950         SOLE              28950
Trw Inc                          COMM          872649108    3430   62500         SOLE              62500
U S West, Inc. (New)             COMM          91273H101    2350   40000         SOLE              40000
USX-Marathon Group               COMM          902905827    1957   60100         SOLE              60100
Union Pacific Corp.              COMM          907818108    2682   46000         SOLE              46000
Wal-Mart Stores                  COMM          931142103   13696  283850         SOLE              283850
Walgreen Co                      COMM          931422109    2820   96000         SOLE              96000
Waste Management, Inc.           COMM          94106L109    1613   30000         SOLE              30000
Wells Fargo & Co. New            COMM          949746101     530   12400         SOLE              12400
Whole Foods Market, Inc.         COMM          966837106     120    2500         SOLE              2500
Xerox Corp.                      COMM          984121103    4666   79000         SOLE              79000